FINANCE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF FINANCE EXPENSES

	2023	2024	2025
	S$	S$	S$

Interest expenses on:
Bank borrowings	20,764	19,684	18,309
Third party loan	4,266	-	-
Convertible loans	25,753	-	-
Lease liabilities (Note 13)	499	629	2,597
Total	51,282	20,313	20,906